Fair Value Disclosures on Financial Instruments - Reconciliation of Level 3 Fair Values (Details) - Fair Value - Measured at Fair Value on a Recurring Basis - Level 3 - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Level 3 Fair Values
Assets at the beginning of the period	€ 1,202	€ 742
Transfers Into Level 3	0	0
Transfers Out of Level 3	(39)	(12)
Purchases	487	409
Sales	(183)	(143)
Gains/losses - Included in financial income, net in profit and loss	411	168
Assets at the end of the period	1,896	1,202
Change in unrealized gains/losses in profit and loss for investments held at the end of the reporting period	318	117
Exchange differences
Reconciliation of Level 3 Fair Values
Gains/losses - Included in other comprehensive income	€ 18	€ 38